Segment Reporting	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

The following tables include results for the Partnership’s FPSO unit segment; shuttle tanker segment; floating storage and off-take (or FSO) unit segment; Units for Maintenance and Safety (or UMS) segment; towage segment; and conventional tanker segment for the periods presented in these consolidated financial statements.

Three Months Ended September 30, 2018	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations	Total
Revenues	131,244	144,298	32,586	—	14,954	4,576	—	327,658
Voyage expenses	—	(28,633)	(188)	(8)	(9,392)	(2,693)	—	(40,914)
Vessel operating expenses	(51,662)	(33,427)	(11,366)	(572)	(6,372)	—	—	(103,399)
Time-charter hire expenses	—	(9,469)	—	—	—	(3,675)	—	(13,144)
Depreciation and amortization	(36,662)	(37,703)	(10,371)	(1,653)	(5,134)	—	—	(91,523)
General and administrative(1)	(8,206)	(5,132)	(569)	(299)	(1,120)	(90)	—	(15,416)
Gain on sale of vessel	—	350	—	—	—	—	—	350
Restructuring charge	(1,899)	—	—	—	—	—	—	(1,899)
Income (loss) from vessel operations	32,815	30,284	10,092	(2,532)	(7,064)	(1,882)	—	61,713

Three Months Ended September 30, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(2)	Total
Revenues	116,611	135,549	10,205	—	11,431	3,181	(3,351)	273,626
Voyage expenses	—	(20,018)	(258)	—	(6,191)	(45)	1,410	(25,102)
Vessel operating expenses	(40,816)	(31,007)	(5,132)	(4,509)	(5,825)	—	520	(86,769)
Time-charter hire expenses	—	(16,415)	—	—	—	(4,262)	—	(20,677)
Depreciation and amortization	(36,497)	(31,049)	(2,589)	(1,640)	(4,111)	—	582	(75,304)
General and administrative(1)	(11,004)	(6,060)	(446)	(1,019)	(1,251)	(90)	—	(19,870)
Write-down of vessels	(265,229)	(51,497)	—	—	—	—	—	(316,726)
Restructuring charge	—	—	—	(2,885)	—	—	—	(2,885)
(Loss) income from vessel operations	(236,935)	(20,497)	1,780	(10,053)	(5,947)	(1,216)	(839)	(273,707)

Nine Months Ended September 30, 2018	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(2)	Total
Revenues	389,535	430,201	99,823	—	38,075	14,497	(920)	971,211
Voyage expenses	—	(82,471)	(553)	(43)	(20,478)	(9,043)	182	(112,406)
Vessel operating expenses	(162,381)	(111,432)	(32,541)	(2,977)	(19,864)	—	116	(329,079)
Time-charter hire expenses	—	(27,348)	—	—	—	(11,987)	—	(39,335)
Depreciation and amortization	(108,675)	(118,905)	(33,655)	(4,959)	(15,177)	—	104	(281,267)
General and administrative(1)	(25,537)	(17,887)	(1,664)	(2,728)	(3,006)	(270)	—	(51,092)
(Write-down) and gain on sale of vessels	(180,200)	(26,741)	—	—	—	—	—	(206,941)
Restructuring charge	(1,899)	—	—	—	—	—	—	(1,899)
(Loss) income from vessel operations	(89,157)	45,417	31,410	(10,707)	(20,450)	(6,803)	(518)	(50,808)

Nine Months Ended September 30, 2017	FPSO Segment	Shuttle Tanker Segment	FSO Segment	UMS Segment	Towage Segment	Conventional Tanker Segment	Eliminations(2)	Total
Revenues	339,713	404,746	32,492	3,916	26,558	10,482	(3,351)	814,556
Voyage expenses	—	(58,615)	(1,013)	—	(12,110)	(111)	1,410	(70,439)
Vessel operating (expenses) recoveries	(110,988)	(86,846)	(14,904)	(28,327)	(14,929)	10	520	(255,464)
Time-charter hire expenses	—	(48,500)	—	—	(925)	(12,515)	—	(61,940)
Depreciation and amortization	(109,496)	(91,711)	(7,729)	(4,907)	(11,056)	—	582	(224,317)
General and administrative(1)	(25,904)	(12,709)	(1,356)	(4,183)	(3,444)	(270)	—	(47,866)
Write-down of vessels	(265,229)	(51,497)	(1,500)	—	—	—	—	(318,226)
Restructuring charge	(450)	—	—	(2,885)	—	—	—	(3,335)
(Loss) income from vessel operations	(172,354)	54,868	5,990	(36,386)	(15,906)	(2,404)	(839)	(167,031)

(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

(2)	Includes revenues and expenses earned and incurred between segments of the Partnership during the nine months ended September 30, 2018 and the three and nine months ended September 30, 2017.

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	September 30, 2018	December 31, 2017
	$	$
FPSO segment	2,327,625	2,506,660
Shuttle tanker segment	1,726,018	1,765,664
FSO segment	475,297	516,567
UMS segment	186,041	190,440
Towage segment	420,047	398,610
Conventional tanker segment	3,803	3,360
Unallocated:
Cash and cash equivalents and restricted cash	209,761	250,294
Other assets	19,201	6,200
Consolidated total assets	5,367,793	5,637,795